SEGMENT INFORMATION AND REVENUE ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION AND REVENUE ANALYSIS
Summary of reportable segment's revenue and income

	For the year ended December 31, 2019
	Media	Cryptocurrency
	Network	mining	Subtotal	Other	Consolidated
Revenues from external customers	$26,225	$—	$26,225	$—	$26,225
Depreciation and amortization	$(1,018)	$—	$(1,018)	$—	$(1,018)
Segment loss before tax	$(7,565)	$—	$(7,565)	$—	$(7,565)
Segment gross profit margin	(29)%	—	(29)%	—	(29)%

3.           SEGMENT INFORMATION AND REVENUE ANALYSIS - continued

	For the year ended December 31, 2020
	Media	Cryptocurrency
	Network	mining	Subtotal	Other	Consolidated
Revenues from external customers	$23,546	$—	$23,546	$—	$23,546
Depreciation and amortization	$(1,334)	$—	$(1,334)	$—	$(1,334)
Segment income before tax	$3,846	$—	$3,846	$—	$3,846
Segment gross profit margin	16%	—	16%	—	16%

	For the year ended December 31, 2021
	Media	Cryptocurrency
	Network	mining	Subtotal	Other	Consolidated
Revenues from external customers	$9,192	$2,604	$11,796	$—	$11,796
Depreciation and amortization	$(1,191)	$(2,763)	$(3,954)	$—	$(3,954)
Segment loss before tax	$(2,822)	$(276)	$(3,098)	$—	$(3,098)
Segment gross profit margin	(31)%	(11)%	(26)%	—	(26)%